9. Inventories, net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:
	December 31,	December 31,
	2018	2017
Goods in transit	$2,039	$632
Finished goods	9,867	15,208
Total	$11,906	$15,840